Schedule of Investments (unaudited)	iShares® ESG Advanced High Yield Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 1.6%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28(a)	$210	$192,595
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27(a)	340	329,544
7.50%, 06/01/29(a)(b)	280	240,491
7.75%, 04/15/28(a)	277	244,799
7.88%, 04/01/30(a)(b)	240	244,364
9.00%, 09/15/28(a)(b)	210	223,153
Outfront Media Capital LLC/Outfront Media
Capital Corp.
4.25%, 01/15/29(a)	125	115,966
4.63%, 03/15/30(a)(b)	126	115,723
5.00%, 08/15/27(a)(b)	200	195,475
7.38%, 02/15/31(a)	135	141,479
Stagwell Global LLC, 5.63%, 08/15/29(a)	294	277,162
		2,320,751
Aerospace & Defense — 2.2%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(a)	150	153,328
TransDigm Inc.
4.63%, 01/15/29	220	208,141
4.88%, 05/01/29(b)	155	147,453
5.50%, 11/15/27	470	464,149
6.38%, 03/01/29(a)	542	552,352
6.63%, 03/01/32(a)	453	463,389
6.75%, 08/15/28(a)	414	422,144
6.88%, 12/15/30(a)	270	277,772
7.13%, 12/01/31(a)	200	207,956
Triumph Group Inc., 9.00%, 03/15/28(a)	273	287,929
		3,184,613
Agriculture — 0.3%
Darling Ingredients Inc.
5.25%, 04/15/27(a)	155	152,475
6.00%, 06/15/30(a)(b)	257	255,015
		407,490
Airlines — 0.4%
Allegiant Travel Co., 7.25%, 08/15/27(a)(b)	155	144,592
Hawaiian Brand Intellectual Property
Ltd./HawaiianMiles Loyalty Ltd., 11.00%,
04/15/29(a)	247	234,854
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.
8.00%, 09/20/25(a)	125	78,591
8.00%, 09/20/25(a)(b)	145	91,688
		549,725
Apparel — 0.5%
Hanesbrands Inc.
4.88%, 05/15/26(a)(b)	229	224,371
9.00%, 02/15/31(a)(b)	168	177,687
Kontoor Brands Inc., 4.13%, 11/15/29(a)	114	104,736
Under Armour Inc., 3.25%, 06/15/26(b)	145	138,518
Wolverine World Wide Inc., 4.00%, 08/15/29(a)(b)	144	122,886
		768,198
Auto Manufacturers — 0.1%
Wabash National Corp., 4.50%, 10/15/28(a)	128	116,671

Auto Parts & Equipment — 2.2%
Adient Global Holdings Ltd.
4.88%, 08/15/26(a)	200	196,233
7.00%, 04/15/28(a)	144	147,222
8.25%, 04/15/31(a)(b)	115	120,936

Security	Par (000)	Value

Auto Parts & Equipment (continued)
American Axle & Manufacturing Inc.
5.00%, 10/01/29(b)	$140	$128,190
6.50%, 04/01/27(b)	154	154,353
6.88%, 07/01/28(b)	120	119,858
Dana Inc.
4.25%, 09/01/30	95	83,850
5.38%, 11/15/27(b)	120	118,066
5.63%, 06/15/28	125	121,772
Garrett Motion Holdings Inc./Garrett LX I SARL,
7.75%, 05/31/32(a)	225	228,766
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27(b)	175	170,767
5.00%, 05/31/26	250	246,736
5.00%, 07/15/29	225	212,106
5.25%, 04/30/31(b)	150	139,879
5.25%, 07/15/31(b)	175	163,562
5.63%, 04/30/33	125	114,972
Phinia Inc., 6.75%, 04/15/29(a)	145	147,979
Tenneco Inc., 8.00%, 11/17/28(a)	520	471,876
		3,087,123
Banks — 0.9%
Banc of California, 3.25%, 05/01/31, (3-mo. SOFR + 2.520%)(c)	100	92,874
Dresdner Funding Trust I, 8.15%, 06/30/31(a)	230	250,579
Intesa Sanpaolo SpA
4.20%, 06/01/32, (1-year CMT + 2.600%)(a)(c)	200	172,909
4.95%, 06/01/42, (1-year CMT + 2.750%)(a)(c)	210	162,209
5.71%, 01/15/26(a)	500	499,931
Western Alliance Bancorp, 3.00%, 06/15/31, (3-mo. SOFR + 2.250%)(c)	175	156,554
		1,335,056
Beverages — 0.1%
Primo Water Holdings Inc., 4.38%, 04/30/29(a)	185	172,683

Building Materials — 2.4%
Boise Cascade Co., 4.88%, 07/01/30(a)	114	107,421
Builders FirstSource Inc.
4.25%, 02/01/32(a)	380	339,790
5.00%, 03/01/30(a)(b)	135	128,979
6.38%, 06/15/32(a)(b)	195	197,903
6.38%, 03/01/34(a)	260	262,330
Camelot Return Merger Sub Inc., 8.75%, 08/01/28(a)	205	203,775
Cornerstone Building Brands Inc., 9.50%, 08/15/29(a)	50	50,061
EMRLD Borrower LP/Emerald Co-Issuer Inc.
6.63%, 12/15/30(a)	763	777,020
6.75%, 07/15/31(a)	150	153,015
Griffon Corp., 5.75%, 03/01/28	273	267,704
James Hardie International Finance DAC, 5.00%, 01/15/28(a)	100	96,404
Jeld-Wen Inc., 4.88%, 12/15/27(a)(b)	103	98,193
Knife River Corp., 7.75%, 05/01/31(a)	125	131,403
Masterbrand Inc., 7.00%, 07/15/32(a)	200	205,457
Summit Materials LLC/Summit Materials
Finance Corp.
5.25%, 01/15/29(a)	160	156,506
7.25%, 01/15/31(a)	219	228,404
		3,404,365
Chemicals — 1.1%
Ashland Inc., 3.38%, 09/01/31(a)	136	117,327
Avient Corp., 7.13%, 08/01/30(a)	179	183,827

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(a)	$125	$131,097
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)	160	145,546
Axalta Coating Systems LLC/Axalta Coating Systems
Dutch Holding B BV, 4.75%, 06/15/27(a)	125	122,465
Methanex Corp.
5.13%, 10/15/27	205	199,578
5.25%, 12/15/29	165	160,603
Rain Carbon Inc., 12.25%, 09/01/29(a)(b)	105	113,420
Rayonier AM Products Inc., 7.63%, 01/15/26(a)	119	113,199
Trinseo Materials Operating SCA/Trinseo Materials
Finance Inc., 5.13%, 04/01/29(a)(b)	110	42,519
Tronox Inc., 4.63%, 03/15/29(a)	295	268,795
		1,598,376
Commercial Services — 6.8%
ADT Security Corp. (The)
4.13%, 08/01/29(a)(b)	260	242,571
4.88%, 07/15/32(a)	195	181,075
Adtalem Global Education Inc., 5.50%, 03/01/28(a)	115	111,811
Alta Equipment Group Inc., 9.00%, 06/01/29(a)	150	142,130
AMN Healthcare Inc., 4.63%, 10/01/27(a)	140	134,673
APX Group Inc.
5.75%, 07/15/29(a)	205	199,436
6.75%, 02/15/27(a)	179	178,991
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28(a)(b)	150	138,170
5.38%, 03/01/29(a)(b)	155	142,009
5.75%, 07/15/27(a)	115	111,255
8.00%, 02/15/31(a)(b)	125	124,092
Block Inc.
2.75%, 06/01/26	245	233,122
3.50%, 06/01/31	299	259,533
6.50%, 05/15/32(a)	525	534,176
Brink’s Co. (The)
4.63%, 10/15/27(a)	176	170,624
6.50%, 06/15/29(a)(b)	95	96,832
6.75%, 06/15/32(a)(b)	110	112,140
Carriage Services Inc., 4.25%, 05/15/29(a)	120	108,656
Cimpress PLC, 7.00%, 06/15/26	150	149,848
Deluxe Corp., 8.00%, 06/01/29(a)	135	127,706
Herc Holdings Inc.
5.50%, 07/15/27(a)(b)	311	308,353
6.63%, 06/15/29(a)	220	224,626
Hertz Corp. (The)
4.63%, 12/01/26(a)(b)	150	113,225
5.00%, 12/01/29(a)(b)	270	177,987
12.63%, 07/15/29(a)(b)	200	216,773
Korn Ferry, 4.63%, 12/15/27(a)	100	96,466
NESCO Holdings II Inc., 5.50%, 04/15/29(a)	240	223,155
Prime Security Services Borrower LLC/Prime
Finance Inc.
3.38%, 08/31/27(a)	283	264,080
5.75%, 04/15/26(a)	371	370,546
6.25%, 01/15/28(a)(b)	370	368,555
Service Corp. International/U.S.
3.38%, 08/15/30	210	185,970
4.00%, 05/15/31(b)	243	219,139
4.63%, 12/15/27	135	131,401
5.13%, 06/01/29(b)	195	191,733
Sotheby’s, 7.38%, 10/15/27(a)	200	166,452

Security	Par (000)	Value

Commercial Services (continued)
TriNet Group Inc.
3.50%, 03/01/29(a)	$130	$117,838
7.13%, 08/15/31(a)	120	123,678
United Rentals North America Inc.
3.75%, 01/15/32	180	159,001
3.88%, 11/15/27	205	195,683
3.88%, 02/15/31	325	293,629
4.00%, 07/15/30	200	183,275
4.88%, 01/15/28	465	455,089
5.25%, 01/15/30(b)	220	215,217
5.50%, 05/15/27	130	129,637
6.13%, 03/15/34(a)	298	299,396
Valvoline Inc., 3.63%, 06/15/31(a)	150	131,164
Williams Scotsman Inc.
4.63%, 08/15/28(a)	128	121,865
6.63%, 06/15/29(a)	130	132,388
7.38%, 10/01/31(a)(b)	145	150,732
WW International Inc., 4.50%, 04/15/29(a)	125	45,960
ZipRecruiter Inc., 5.00%, 01/15/30(a)	151	132,049
		9,643,912
Computers — 2.3%
ASGN Inc., 4.63%, 05/15/28(a)(b)	135	129,559
Crowdstrike Holdings Inc., 3.00%, 02/15/29	185	165,909
Insight Enterprises Inc., 6.63%, 05/15/32(a)	150	154,359
McAfee Corp., 7.38%, 02/15/30(a)	564	526,125
NCR Voyix Corp.
5.00%, 10/01/28(a)	160	153,047
5.13%, 04/15/29(a)	320	305,685
5.25%, 10/01/30(a)	125	117,335
Seagate HDD Cayman
4.09%, 06/01/29	145	136,422
4.88%, 06/01/27	120	118,402
5.75%, 12/01/34(b)	140	137,106
8.25%, 12/15/29(b)	150	161,796
8.50%, 07/15/31(b)	115	124,658
9.63%, 12/01/32(b)	211	242,090
Unisys Corp., 6.88%, 11/01/27(a)	140	125,618
Western Digital Corp., 4.75%, 02/15/26	635	624,684
		3,222,795
Cosmetics & Personal Care — 1.0%
Coty Inc., 5.00%, 04/15/26(a)	150	148,400
Coty Inc./HFC Prestige Products Inc./HFC Prestige
International U.S. LLC
4.75%, 01/15/29(a)	150	143,528
6.63%, 07/15/30(a)(b)	208	213,596
Edgewell Personal Care Co.
4.13%, 04/01/29(a)(b)	160	148,829
5.50%, 06/01/28(a)	195	191,246
Perrigo Finance Unlimited Co.
4.38%, 03/15/26	175	171,013
4.90%, 06/15/30	200	188,893
Prestige Brands Inc.
3.75%, 04/01/31(a)	165	145,545
5.13%, 01/15/28(a)	134	131,030
		1,482,080
Distribution & Wholesale — 0.7%
Gates Corp./DE, 6.88%, 07/01/29(a)	150	152,851
H&E Equipment Services Inc., 3.88%, 12/15/28(a)(b)	340	310,725
Resideo Funding Inc., 6.50%, 07/15/32(a)	175	175,112

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Distribution & Wholesale (continued)
Ritchie Bros Holdings Inc.
6.75%, 03/15/28(a)	$140	$142,945
7.75%, 03/15/31(a)	222	233,702
		1,015,335
Diversified Financial Services — 5.7%
Ally Financial Inc.
5.75%, 11/20/25	255	255,475
6.70%, 02/14/33(b)	143	146,571
Bread Financial Holdings Inc., 9.75%, 03/15/29(a)(b)	230	246,566
Burford Capital Global Finance LLC
6.25%, 04/15/28(a)	100	97,439
9.25%, 07/01/31(a)	200	213,505
Coinbase Global Inc.
3.38%, 10/01/28(a)	275	241,929
3.63%, 10/01/31(a)	195	162,203
Credit Acceptance Corp.
6.63%, 03/15/26	95	95,039
9.25%, 12/15/28(a)	170	181,759
Encore Capital Group Inc.
8.50%, 05/15/30(a)	150	155,604
9.25%, 04/01/29(a)	125	131,991
goeasy Ltd.
7.63%, 07/01/29(a)	136	139,382
9.25%, 12/01/28(a)	150	160,829
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28(a)	250	232,329
Nationstar Mortgage Holdings Inc.
5.00%, 02/01/26(a)	49	48,197
5.13%, 12/15/30(a)	170	158,358
5.50%, 08/15/28(a)	248	240,796
5.75%, 11/15/31(a)	180	171,859
6.00%, 01/15/27(a)	185	183,576
6.50%, 08/01/29(a)	105	104,865
7.13%, 02/01/32(a)	294	299,878
OneMain Finance Corp.
3.50%, 01/15/27	210	198,561
3.88%, 09/15/28	150	137,259
4.00%, 09/15/30(b)	242	211,738
5.38%, 11/15/29(b)	215	206,509
6.63%, 01/15/28(b)	212	214,997
7.13%, 03/15/26	398	404,967
7.50%, 05/15/31	220	226,209
7.88%, 03/15/30	195	203,378
9.00%, 01/15/29	255	270,376
PennyMac Financial Services Inc.
4.25%, 02/15/29(a)	185	171,458
5.38%, 10/15/25(a)	160	158,919
5.75%, 09/15/31(a)	129	123,360
7.13%, 11/15/30(a)	195	196,506
7.88%, 12/15/29(a)	219	229,153
PRA Group Inc., 8.88%, 01/31/30(a)	115	117,060
SLM Corp.
3.13%, 11/02/26	140	132,567
4.20%, 10/29/25	130	127,687
StoneX Group Inc., 7.88%, 03/01/31(a)	160	166,576
Synchrony Financial, 7.25%, 02/02/33	215	219,629
United Wholesale Mortgage LLC
5.50%, 11/15/25(a)	185	183,579
5.50%, 04/15/29(a)	185	178,559
5.75%, 06/15/27(a)	165	162,796

Security	Par (000)	Value

Diversified Financial Services (continued)
VFH Parent LLC / Valor Co-Issuer Inc., 7.50%, 06/15/31(a)(b)	$150	$154,481
		8,064,474
Electrical Components & Equipment — 0.8%
Energizer Holdings Inc.
4.38%, 03/31/29(a)	196	180,860
4.75%, 06/15/28(a)(b)	170	161,287
WESCO Distribution Inc.
6.38%, 03/15/29(a)	262	265,704
6.63%, 03/15/32(a)(b)	230	234,632
7.25%, 06/15/28(a)	330	338,371
		1,180,854
Electronics — 0.9%
Atkore Inc., 4.25%, 06/01/31(a)	110	98,313
Coherent Corp., 5.00%, 12/15/29(a)(b)	280	266,941
Sensata Technologies BV
4.00%, 04/15/29(a)	245	227,114
5.88%, 09/01/30(a)	150	147,932
Sensata Technologies Inc.
3.75%, 02/15/31(a)	200	176,742
4.38%, 02/15/30(a)	130	120,779
6.63%, 07/15/32(a)	125	127,069
TTM Technologies Inc., 4.00%, 03/01/29(a)(b)	150	139,440
		1,304,330
Engineering & Construction — 0.6%
AECOM, 5.13%, 03/15/27	265	261,617
Arcosa Inc., 4.38%, 04/15/29(a)	135	127,267
Dycom Industries Inc., 4.50%, 04/15/29(a)(b)	135	127,614
TopBuild Corp.
3.63%, 03/15/29(a)(b)	116	106,582
4.13%, 02/15/32(a)	135	121,712
Tutor Perini Corp., 11.88%, 04/30/29(a)	120	131,337
		876,129
Entertainment — 1.8%
Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp./Millennium Op
5.25%, 07/15/29	109	106,132
5.38%, 04/15/27	120	119,590
Cinemark USA Inc.
5.25%, 07/15/28(a)(b)	205	198,350
7.00%, 08/01/32(a)	57	58,024
Live Nation Entertainment Inc.
3.75%, 01/15/28(a)	150	141,408
4.75%, 10/15/27(a)	250	242,703
Merlin Entertainments Group U.S. Holdings Inc., 7.38%, 02/15/31(a)	125	129,533
Merlin Entertainments Ltd., 5.75%, 06/15/26(a)	95	94,102
Motion Bondco DAC, 6.63%, 11/15/27(a)(b)	100	98,603
SeaWorld Parks & Entertainment Inc., 5.25%,
08/15/29(a)(b)	213	202,813
Six Flags Entertainment Corp.
5.50%, 04/15/27(a)(b)	153	152,098
7.25%, 05/15/31(a)(b)	223	229,466
Six Flags Entertainment Corp./Six Flags Theme
Parks Inc., 6.63%, 05/01/32(a)	225	230,947
Vail Resorts Inc., 6.50%, 05/15/32(a)(b)	165	168,873
WMG Acquisition Corp.
3.00%, 02/15/31(a)	210	181,107
3.75%, 12/01/29(a)(b)	150	136,193

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
3.88%, 07/15/30(a)	$155	$139,658
		2,629,600
Environmental Control — 0.6%
Clean Harbors Inc.
4.88%, 07/15/27(a)	154	150,692
6.38%, 02/01/31(a)(b)	125	126,526
Enviri Corp., 5.75%, 07/31/27(a)(b)	143	138,421
Reworld Holding Corp.
4.88%, 12/01/29(a)	210	192,247
5.00%, 09/01/30	100	90,106
Stericycle Inc., 3.88%, 01/15/29(a)(b)	126	119,882
		817,874
Food — 2.3%
B&G Foods Inc.
5.25%, 09/15/27(b)	158	148,011
8.00%, 09/15/28(a)(b)	205	209,173
Lamb Weston Holdings Inc.
4.13%, 01/31/30(a)	270	246,391
4.38%, 01/31/32(a)(b)	200	180,176
4.88%, 05/15/28(a)(b)	140	135,830
Post Holdings Inc.
4.50%, 09/15/31(a)	270	245,367
4.63%, 04/15/30(a)(b)	375	349,428
5.50%, 12/15/29(a)	347	336,595
5.63%, 01/15/28(a)(b)	252	249,471
6.25%, 02/15/32(a)(b)	272	275,857
TreeHouse Foods Inc., 4.00%, 09/01/28	151	136,436
U.S. Foods Inc.
4.63%, 06/01/30(a)(b)	148	138,861
4.75%, 02/15/29(a)	230	220,221
6.88%, 09/15/28(a)	141	144,858
7.25%, 01/15/32(a)(b)	135	141,035
United Natural Foods Inc., 6.75%, 10/15/28(a)(b)	128	116,883
		3,274,593
Food Service — 0.2%
Aramark Services Inc., 5.00%, 02/01/28(a)	305	297,967

Forest Products & Paper — 0.3%
Domtar Corp., 6.75%, 10/01/28(a)	175	159,246
Glatfelter Corp., 4.75%, 11/15/29(a)	130	110,010
Mercer International Inc., 5.13%, 02/01/29(b)	231	195,777
		465,033
Health Care - Products — 0.9%
Avantor Funding Inc.
3.88%, 11/01/29(a)(b)	213	196,208
4.63%, 07/15/28(a)(b)	415	399,857
Embecta Corp., 5.00%, 02/15/30(a)	140	120,181
Hologic Inc.
3.25%, 02/15/29(a)(b)	268	244,399
4.63%, 02/01/28(a)	115	111,392
Teleflex Inc.
4.25%, 06/01/28(a)	149	141,648
4.63%, 11/15/27	135	131,224
		1,344,909
Health Care - Services — 5.3%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29(a)	130	124,494
5.50%, 07/01/28(a)	135	132,293
Catalent Pharma Solutions Inc.
3.13%, 02/15/29(a)	120	115,767

Security	Par (000)	Value

Health Care - Services (continued)
3.50%, 04/01/30(a)	$180	$173,461
5.00%, 07/15/27(a)	120	119,169
Charles River Laboratories International Inc.
3.75%, 03/15/29(a)(b)	134	124,111
4.00%, 03/15/31(a)(b)	151	137,246
4.25%, 05/01/28(a)	124	118,263
CHS/Community Health Systems Inc.
4.75%, 02/15/31(a)	275	226,266
5.25%, 05/15/30(a)(b)	420	366,722
5.63%, 03/15/27(a)	502	480,856
6.00%, 01/15/29(a)	235	218,174
6.13%, 04/01/30(a)	345	262,945
6.88%, 04/01/28(a)(b)	198	155,119
6.88%, 04/15/29(a)	350	287,145
8.00%, 12/15/27(a)	195	195,219
10.88%, 01/15/32(a)	565	607,044
DaVita Inc.
3.75%, 02/15/31(a)	425	367,750
4.63%, 06/01/30(a)	740	677,965
Encompass Health Corp.
4.50%, 02/01/28(b)	210	203,087
4.63%, 04/01/31(b)	110	102,583
4.75%, 02/01/30	220	210,048
Fortrea Holdings Inc., 7.50%, 07/01/30(a)(b)	170	172,462
HealthEquity Inc., 4.50%, 10/01/29(a)	155	145,942
IQVIA Inc.
5.00%, 10/15/26(a)	245	241,484
5.00%, 05/15/27(a)	255	250,745
6.50%, 05/15/30(a)	125	128,617
Molina Healthcare Inc.
3.88%, 11/15/30(a)	155	140,254
3.88%, 05/15/32(a)(b)	200	176,398
4.38%, 06/15/28(a)	235	224,065
MPH Acquisition Holdings LLC
5.50%, 09/01/28(a)	285	222,835
5.75%, 11/01/28(a)(b)	270	160,940
Pediatrix Medical Group Inc., 5.38%, 02/15/30(a)	120	109,966
Surgery Center Holdings Inc., 7.25%, 04/15/32(a)(b)	239	247,198
		7,626,633
Holding Companies - Diversified — 0.2%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)	278	266,754

Home Builders — 0.7%
Century Communities Inc.
3.88%, 08/15/29(a)	135	123,220
6.75%, 06/01/27	145	145,853
LGI Homes Inc., 8.75%, 12/15/28(a)	130	138,076
Taylor Morrison Communities Inc.
5.13%, 08/01/30(a)	130	126,976
5.75%, 01/15/28(a)	132	132,114
5.88%, 06/15/27(a)	143	143,557
Thor Industries Inc., 4.00%, 10/15/29(a)(b)	155	139,937
		949,733
Home Furnishings — 0.3%
Tempur Sealy International Inc.
3.88%, 10/15/31(a)	225	193,849
4.00%, 04/15/29(a)	205	187,386
		381,235

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hotels, Restaurants & Leisure — 0.2%
1011778 BC ULC/New Red Finance Inc., 6.13%, 06/15/29(a)	$325	$328,570

Household Products & Wares — 0.3%
ACCO Brands Corp., 4.25%, 03/15/29(a)(b)	165	150,597
Central Garden & Pet Co.
4.13%, 10/15/30(b)	145	131,027
4.13%, 04/30/31(a)	95	84,369
		365,993
Housewares — 0.8%
Newell Brands Inc.
5.70%, 04/01/26	512	510,979
6.38%, 09/15/27(b)	145	145,204
6.63%, 09/15/29	133	133,674
6.88%, 04/01/36(b)	133	127,413
7.00%, 04/01/46	180	158,290
		1,075,560
Insurance — 0.5%
Assurant Inc., 7.00%, 03/27/48,
(3-mo. LIBOR US + 4.135%)(c)	95	96,058
Baldwin Insurance Group Holdings LLC/Baldwin
Insurance Group Holdings Finance, 7.13%, 05/15/31(a)	150	154,681
Liberty Mutual Group Inc.
4.13%, 12/15/51, (5-year CMT + 3.315%)(a)(c)	140	131,281
4.30%, 02/01/61(a)	220	138,398
7.80%, 03/07/87(a)(b)	120	128,522
		648,940
Internet — 2.2%
Cablevision Lightpath LLC
3.88%, 09/15/27(a)	125	114,295
5.63%, 09/15/28(a)	125	106,061
Cars.com Inc., 6.38%, 11/01/28(a)	110	108,162
Cogent Communications Group Inc.
3.50%, 05/01/26(a)(b)	135	129,826
7.00%, 06/15/27(a)	154	155,315
Cogent Communications Group Inc./Cogent
Communications Finance Inc., 7.00%, 06/15/27(a)	70	70,610
Gen Digital Inc.
6.75%, 09/30/27(a)(b)	242	246,036
7.13%, 09/30/30(a)(b)	175	180,846
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29(a)	219	199,161
5.25%, 12/01/27(a)	135	132,980
GrubHub Holdings Inc., 5.50%, 07/01/27(a)(b)	140	129,047
Rakuten Group Inc.
5.13%, (5-year CMT + 4.578%)(a)(c)(d)	200	181,600
6.25%, (5-year CMT + 4.956%)(a)(c)(d)	275	228,785
9.75%, 04/15/29(a)	550	582,080
11.25%, 02/15/27(a)	475	513,344
Ziff Davis Inc., 4.63%, 10/15/30(a)(b)	140	126,564
		3,204,712
Iron & Steel — 0.8%
ATI Inc., 7.25%, 08/15/30	135	141,193
Big River Steel LLC/BRS Finance Corp., 6.63%,
01/31/29(a)(b)	190	190,587
Carpenter Technology Corp., 6.38%, 07/15/28	110	110,550
Cleveland-Cliffs Inc.
5.88%, 06/01/27	130	129,973
6.75%, 04/15/30(a)	214	215,740

Security	Par (000)	Value

Iron & Steel (continued)
7.00%, 03/15/32(a)	$225	$226,192
U.S. Steel Corp., 6.88%, 03/01/29(b)	125	125,787
		1,140,022
Leisure Time — 3.1%
Life Time Inc.
5.75%, 01/15/26(a)	252	251,015
8.00%, 04/15/26(a)	135	136,910
NCL Corp. Ltd.
5.88%, 03/15/26(a)	391	389,177
5.88%, 02/15/27(a)	286	284,409
7.75%, 02/15/29(a)(b)	170	178,919
8.13%, 01/15/29(a)	215	228,390
8.38%, 02/01/28(a)	150	157,923
NCL Finance Ltd., 6.13%, 03/15/28(a)(b)	150	150,047
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	145	136,544
4.25%, 07/01/26(a)	180	175,272
5.38%, 07/15/27(a)	277	275,584
5.50%, 08/31/26(a)	265	263,812
5.50%, 04/01/28(a)	425	423,387
6.00%, 02/01/33(a)	125	125,825
6.25%, 03/15/32(a)(b)	350	356,624
7.25%, 01/15/30(a)	190	199,221
9.25%, 01/15/29(a)	235	251,251
Sabre GLBL Inc.
8.63%, 06/01/27(a)(b)	250	233,496
11.25%, 12/15/27(a)(b)	140	138,279
		4,356,085
Lodging — 2.2%
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32(a)	405	355,087
3.75%, 05/01/29(a)	235	217,683
4.00%, 05/01/31(a)	308	279,272
4.88%, 01/15/30	282	272,346
5.75%, 05/01/28(a)(b)	100	99,897
5.88%, 04/01/29(a)	160	161,449
6.13%, 04/01/32(a)	115	116,233
Hilton Grand Vacations Borrower Escrow LLC/Hilton
Grand Vacations Borrower Esc
4.88%, 07/01/31(a)	125	112,479
5.00%, 06/01/29(a)(b)	225	211,545
6.63%, 01/15/32(a)	255	257,575
Hilton Worldwide Finance LLC/Hilton Worldwide
Finance Corp., 4.88%, 04/01/27	150	148,069
Marriott Ownership Resorts Inc., 4.50%, 06/15/29(a)(b)	130	120,883
Studio City Finance Ltd.
5.00%, 01/15/29(a)	295	261,794
6.50%, 01/15/28(a)	125	119,622
Travel & Leisure Co.
4.50%, 12/01/29(a)(b)	165	153,408
6.00%, 04/01/27	111	111,340
6.63%, 07/31/26(a)	186	187,792
		3,186,474
Machinery — 1.1%
Chart Industries Inc.
7.50%, 01/01/30(a)	380	395,545
9.50%, 01/01/31(a)(b)	140	152,085
Esab Corp., 6.25%, 04/15/29(a)(b)	200	202,779
GrafTech Finance Inc., 4.63%, 12/15/28(a)	125	87,703
GrafTech Global Enterprises Inc., 9.88%, 12/15/28(a)	110	85,382

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Mueller Water Products Inc., 4.00%, 06/15/29(a)	$141	$131,613
SPX FLOW Inc., 8.75%, 04/01/30(a)(b)	147	152,636
Terex Corp., 5.00%, 05/15/29(a)(b)	172	165,349
Vertiv Group Corp., 4.13%, 11/15/28(a)	226	214,300
		1,587,392
Manufacturing — 0.2%
Hillenbrand Inc., 6.25%, 02/15/29(b)	145	146,829
Trinity Industries Inc., 7.75%, 07/15/28(a)	155	161,635
		308,464
Media — 10.0%
Cable One Inc., 4.00%, 11/15/30(a)(b)	185	142,248
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)	120	102,149
4.25%, 01/15/34(a)(b)	185	146,127
4.50%, 08/15/30(a)	190	166,312
4.50%, 05/01/32	120	100,570
4.50%, 06/01/33(a)	385	316,353
4.75%, 03/01/30(a)	520	465,386
4.75%, 02/01/32(a)	350	299,846
5.00%, 02/01/28(a)	46	43,810
5.13%, 05/01/27(a)	309	300,099
5.38%, 06/01/29(a)	125	116,925
5.50%, 05/01/26(a)	110	109,392
6.38%, 09/01/29(a)	510	496,421
7.38%, 03/01/31(a)(b)	150	151,593
CSC Holdings LLC
3.38%, 02/15/31(a)	215	142,881
4.13%, 12/01/30(a)	300	207,722
4.50%, 11/15/31(a)	325	223,369
4.63%, 12/01/30(a)	525	207,726
5.00%, 11/15/31(a)	100	40,019
5.38%, 02/01/28(a)	225	178,437
5.50%, 04/15/27(a)	275	229,717
5.75%, 01/15/30(a)	705	283,953
6.50%, 02/01/29(a)	375	288,691
7.50%, 04/01/28(a)	225	125,897
11.25%, 05/15/28(a)	225	203,607
11.75%, 01/31/29(a)	670	605,300
GCI LLC, 4.75%, 10/15/28(a)	150	139,124
Gray Television Inc.
4.75%, 10/15/30(a)(b)	220	146,282
5.38%, 11/15/31(a)	360	232,509
7.00%, 05/15/27(a)(b)	225	218,101
10.50%, 07/15/29(a)(b)	345	360,048
iHeartCommunications Inc.
4.75%, 01/15/28(a)	120	74,596
5.25%, 08/15/27(a)	190	124,338
6.38%, 05/01/26	205	173,915
8.38%, 05/01/27	220	89,589
Liberty Interactive LLC, 8.25%, 02/01/30	125	64,319
McGraw-Hill Education Inc.
5.75%, 08/01/28(a)(b)	215	206,911
8.00%, 08/01/29(a)	185	180,709
Nexstar Media Inc.
4.75%, 11/01/28(a)(b)	255	234,396
5.63%, 07/15/27(a)(b)	469	455,157
Scripps Escrow II Inc., 3.88%, 01/15/29(a)(b)	145	94,320
Scripps Escrow Inc., 5.88%, 07/15/27(a)(b)	125	86,791

Security	Par (000)	Value

Media (continued)
Sinclair Television Group Inc.
4.13%, 12/01/30(a)(b)	$196	$136,610
5.50%, 03/01/30(a)(b)	140	85,219
Sirius XM Radio Inc.
3.13%, 09/01/26(a)	268	254,986
3.88%, 09/01/31(a)	392	327,399
4.00%, 07/15/28(a)	558	512,121
4.13%, 07/01/30(a)	426	370,707
5.00%, 08/01/27(a)	425	411,286
5.50%, 07/01/29(a)	350	334,853
TEGNA Inc.
4.63%, 03/15/28	260	240,000
4.75%, 03/15/26(a)	152	149,744
5.00%, 09/15/29(b)	305	278,233
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(a)	200	191,215
Univision Communications Inc.
4.50%, 05/01/29(a)(b)	305	266,753
6.63%, 06/01/27(a)	425	422,912
7.38%, 06/30/30(a)(b)	242	232,925
8.00%, 08/15/28(a)	390	392,115
8.50%, 07/31/31(a)(b)	135	133,688
VZ Secured Financing BV, 5.00%, 01/15/32(a)	405	354,121
Ziggo Bond Co. BV
5.13%, 02/28/30(a)	140	123,248
6.00%, 01/15/27(a)	160	159,102
Ziggo BV, 4.88%, 01/15/30(a)	275	250,759
		14,203,651
Metal Fabricate & Hardware — 0.1%
Advanced Drainage Systems Inc., 6.38%, 06/15/30(a)	144	145,024

Mining — 0.6%
Compass Minerals International Inc., 6.75%, 12/01/27(a)(b)	134	131,785
Constellium SE, 3.75%, 04/15/29(a)	125	114,113
Hecla Mining Co., 7.25%, 02/15/28	125	126,096
Kaiser Aluminum Corp.
4.50%, 06/01/31(a)	150	132,989
4.63%, 03/01/28(a)	136	127,639
New Gold Inc., 7.50%, 07/15/27(a)	110	111,266
Taseko Mines Ltd., 8.25%, 05/01/30(a)	144	147,636
		891,524
Office & Business Equipment — 0.3%
Xerox Holdings Corp.
5.50%, 08/15/28(a)	180	153,067
8.88%, 11/30/29(a)	155	144,249
Zebra Technologies Corp., 6.50%, 06/01/32(a)	150	154,067
		451,383
Office Furnishings — 0.1%
Steelcase Inc., 5.13%, 01/18/29	130	125,465

Packaging & Containers — 3.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh
Metal Packaging Finance PLC
3.25%, 09/01/28(a)	175	155,874
4.00%, 09/01/29(a)	285	242,155
6.00%, 06/15/27(a)	150	149,000
Ardagh Packaging Finance PLC/Ardagh Holdings
USA Inc.
4.13%, 08/15/26(a)	300	254,168
5.25%, 08/15/27(a)	420	241,656

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
Ball Corp.
2.88%, 08/15/30	$350	$300,887
3.13%, 09/15/31	235	200,886
6.00%, 06/15/29	275	278,202
6.88%, 03/15/28	195	200,345
Berry Global Inc., 5.63%, 07/15/27(a)	140	138,667
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28(a)(b)	133	129,037
Crown Americas LLC, 5.25%, 04/01/30(b)	135	132,256
Crown Americas LLC/Crown Americas Capital Corp.
V, 4.25%, 09/30/26	115	111,306
OI European Group BV, 4.75%, 02/15/30(a)	105	96,628
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27(a)	190	190,129
7.25%, 05/15/31(a)(b)	191	188,723
Sealed Air Corp.
4.00%, 12/01/27(a)	123	116,711
5.00%, 04/15/29(a)(b)	130	125,733
6.50%, 07/15/32(a)	100	101,193
6.88%, 07/15/33(a)	123	129,377
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28(a)	209	210,776
7.25%, 02/15/31(a)	100	104,092
Silgan Holdings Inc., 4.13%, 02/01/28(b)	170	162,087
TriMas Corp., 4.13%, 04/15/29(a)	125	115,516
Trivium Packaging Finance BV
5.50%, 08/15/26(a)	275	269,355
8.50%, 08/15/27(a)	185	181,318
		4,526,077
Pharmaceuticals — 4.0%
180 Medical Inc., 3.88%, 10/15/29(a)	115	104,526
AdaptHealth LLC
4.63%, 08/01/29(a)(b)	150	134,303
5.13%, 03/01/30(a)(b)	150	134,502
Bausch Health Americas Inc.
8.50%, 01/31/27(a)	155	112,573
9.25%, 04/01/26(a)	210	185,309
Bausch Health Companies Inc.
4.88%, 06/01/28(a)	400	307,894
5.00%, 01/30/28(a)	117	64,239
5.00%, 02/15/29(a)	121	59,526
5.25%, 01/30/30(a)	190	96,206
5.25%, 02/15/31(a)	105	53,172
5.50%, 11/01/25(a)	390	365,704
5.75%, 08/15/27(a)	115	94,543
6.13%, 02/01/27(a)	255	216,644
6.25%, 02/15/29(a)	212	111,810
9.00%, 12/15/25(a)(b)	230	208,049
11.00%, 09/30/28(a)	445	415,995
BellRing Brands Inc., 7.00%, 03/15/30(a)	224	230,866
Elanco Animal Health Inc., 6.65%, 08/28/28(b)	209	212,939
Grifols SA, 4.75%, 10/15/28(a)	215	196,190
HLF Financing SARL LLC/Herbalife International Inc.
4.88%, 06/01/29(a)	170	115,986
12.25%, 04/15/29(a)	210	210,631
Jazz Securities DAC, 4.38%, 01/15/29(a)(b)	435	409,021
Option Care Health Inc., 4.38%, 10/31/29(a)(b)	156	145,626
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28(a)	585	549,593
5.13%, 04/30/31(a)(b)	540	496,103
6.75%, 05/15/34(a)	150	151,543
Security	Par (000)	Value

Pharmaceuticals (continued)
7.88%, 05/15/34(a)	$125	$130,019
Owens & Minor Inc.
4.50%, 03/31/29(a)	110	96,614
6.63%, 04/01/30(a)(b)	165	154,127
		5,764,253
Real Estate — 1.2%
Anywhere Real Estate Group LLC/Anywhere
Co-Issuer Corp., 7.00%, 04/15/30(a)(b)	382	325,295
Anywhere Real Estate Group LLC/Realogy
Co-Issuer Corp.
5.25%, 04/15/30(a)(b)	13	8,694
5.75%, 01/15/29(a)	91	62,550
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(a)(b)	183	183,397
8.88%, 09/01/31(a)(b)	115	123,806
Howard Hughes Corp. (The)
4.13%, 02/01/29(a)	175	160,833
4.38%, 02/01/31(a)	160	142,964
5.38%, 08/01/28(a)	215	208,897
Kennedy-Wilson Inc.
4.75%, 03/01/29	160	140,757
4.75%, 02/01/30(b)	161	137,498
5.00%, 03/01/31(b)	170	143,415
		1,638,106
Real Estate Investment Trusts — 6.3%
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29(a)	149	127,553
Brandywine Operating Partnership LP
3.95%, 11/15/27	117	108,141
8.88%, 04/12/29	100	106,348
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR
Nimbus LLC/GGSI Sellco LLC
4.50%, 04/01/27(a)	213	201,654
5.75%, 05/15/26(a)	242	239,457
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28(a)	108	101,053
Hudson Pacific Properties LP
3.25%, 01/15/30(b)	110	83,995
3.95%, 11/01/27	100	88,236
4.65%, 04/01/29(b)	150	126,389
Iron Mountain Inc.
4.50%, 02/15/31(a)	319	293,377
4.88%, 09/15/27(a)	270	263,361
4.88%, 09/15/29(a)	295	281,786
5.00%, 07/15/28(a)	135	130,819
5.25%, 03/15/28(a)	225	220,383
5.25%, 07/15/30(a)	351	337,886
5.63%, 07/15/32(a)(b)	150	144,774
7.00%, 02/15/29(a)	265	272,365
Iron Mountain Information Management Services Inc.,
5.00%, 07/15/32(a)	188	175,441
Ladder Capital Finance Holdings LLLP/Ladder Capital
Finance Corp.
4.25%, 02/01/27(a)	175	169,293
4.75%, 06/15/29(a)	169	160,536
7.00%, 07/15/31(a)	130	132,987
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31	355	233,372
4.63%, 08/01/29(b)	230	166,882
5.00%, 10/15/27(b)	385	315,968

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
5.25%, 08/01/26(b)	$140	$125,762
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)	210	198,398
5.88%, 10/01/28(a)	200	198,194
7.00%, 02/01/30(a)	140	142,480
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)	160	151,559
4.75%, 10/15/27(b)	206	199,978
6.50%, 04/01/32(a)	285	288,207
7.25%, 07/15/28(a)	100	103,296
RLJ Lodging Trust LP
3.75%, 07/01/26(a)	134	127,875
4.00%, 09/15/29(a)	135	120,626
SBA Communications Corp.
3.13%, 02/01/29(b)	403	364,905
3.88%, 02/15/27	407	391,932
Starwood Property Trust Inc.
3.63%, 07/15/26(a)	120	114,275
4.38%, 01/15/27(a)(b)	130	124,971
7.25%, 04/01/29(a)(b)	164	169,000
Uniti Group LP/Uniti Fiber Holdings Inc./CSL
Capital LLC, 6.00%, 01/15/30(a)(b)	190	136,674
Uniti Group LP/Uniti Group Finance Inc./CSL
Capital LLC
4.75%, 04/15/28(a)	160	138,536
6.50%, 02/15/29(a)	310	235,149
10.50%, 02/15/28(a)	730	738,898
Vornado Realty LP, 2.15%, 06/01/26	125	117,308
XHR LP
4.88%, 06/01/29(a)(b)	141	133,172
6.38%, 08/15/25(a)	120	120,005
		8,923,256
Retail — 6.6%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29(a)(b)	210	192,690
3.88%, 01/15/28(a)	445	418,487
4.00%, 10/15/30(a)	779	694,371
4.38%, 01/15/28(a)(b)	200	190,287
Advance Auto Parts Inc., 3.90%, 04/15/30(b)	133	122,192
Asbury Automotive Group Inc.
4.50%, 03/01/28(b)	120	114,755
4.63%, 11/15/29(a)(b)	196	183,458
4.75%, 03/01/30	110	103,299
5.00%, 02/15/32(a)	165	152,009
At Home Group Inc., 7.13%, 05/12/28,
(7.13% Cash and 8.63% PIK)(a)(e)	125	48,699
Bath & Body Works Inc.
5.25%, 02/01/28	135	132,362
6.63%, 10/01/30(a)(b)	246	248,236
6.75%, 07/01/36(b)	150	150,043
6.88%, 11/01/35	215	217,896
7.50%, 06/15/29(b)	150	154,714
Beacon Roofing Supply Inc., 6.50%, 08/01/30(a)	178	182,158
Carvana Co.
12.00%, 12/01/28, (12.00% PIK)(a)(e)	274	296,169
13.00%, 06/01/30, (13.00% PIK)(a)(e)	419	462,212
14.00%, 06/01/31, (14.00% PIK)(a)(e)	510	594,651
Dave & Buster’s Inc., 7.63%, 11/01/25(a)	104	104,280
Foot Locker Inc., 4.00%, 10/01/29(a)(b)	114	97,432

Security	Par (000)	Value

Retail (continued)
Group 1 Automotive Inc.
4.00%, 08/15/28(a)(b)	$216	$201,331
6.38%, 01/15/30(a)	140	141,371
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(a)(b)	205	201,027
Lithia Motors Inc.
3.88%, 06/01/29(a)(b)	210	191,152
4.38%, 01/15/31(a)	135	121,654
4.63%, 12/15/27(a)(b)	143	137,534
Michaels Companies Inc. (The)
5.25%, 05/01/28(a)(b)	230	170,178
7.88%, 05/01/29(a)	310	178,198
Nordstrom Inc.
4.25%, 08/01/31	129	114,991
4.38%, 04/01/30	135	122,679
5.00%, 01/15/44	260	207,485
Papa John’s International Inc., 3.88%, 09/15/29(a)(b)	105	93,292
QVC Inc.
4.38%, 09/01/28(b)	144	110,580
4.75%, 02/15/27(b)	169	148,136
Sally Holdings LLC/Sally Capital Inc., 6.75%, 03/01/32(b)	175	174,450
Sonic Automotive Inc.
4.63%, 11/15/29(a)(b)	165	150,862
4.88%, 11/15/31(a)	150	134,166
Victoria’s Secret & Co., 4.63%, 07/15/29(a)(b)	165	136,741
Walgreens Boots Alliance Inc.
3.20%, 04/15/30(b)	140	115,394
3.45%, 06/01/26	400	380,736
4.10%, 04/15/50(b)	215	141,686
4.80%, 11/18/44(b)	235	176,214
Yum! Brands Inc.
3.63%, 03/15/31(b)	270	240,978
4.63%, 01/31/32	305	284,420
4.75%, 01/15/30(a)(b)	215	207,042
5.38%, 04/01/32(b)	277	268,384
		9,411,081
Semiconductors — 0.6%
ams-OSRAM AG, 12.25%, 03/30/29(a)	100	105,717
Entegris Inc.
3.63%, 05/01/29(a)	110	99,754
4.38%, 04/15/28(a)	120	113,935
5.95%, 06/15/30(a)(b)	240	239,452
ON Semiconductor Corp., 3.88%, 09/01/28(a)	210	196,246
Synaptics Inc., 4.00%, 06/15/29(a)(b)	120	109,741
		864,845
Software — 2.7%
ACI Worldwide Inc., 5.75%, 08/15/26(a)	112	111,794
Alteryx Inc., 8.75%, 03/15/28(a)	125	128,444
Camelot Finance SA, 4.50%, 11/01/26(a)	198	193,356
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29(a)	206	207,797
Clarivate Science Holdings Corp.
3.88%, 07/01/28(a)	252	236,509
4.88%, 07/01/29(a)(b)	238	224,561
Consensus Cloud Solutions Inc., 6.50%, 10/15/28(a)(b)	130	125,298
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29(a)(b)	136	129,260
Dye & Durham Ltd., 8.63%, 04/15/29(a)	150	153,494
Elastic NV, 4.13%, 07/15/29(a)	173	159,677

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Fair Isaac Corp.
4.00%, 06/15/28(a)	$231	$217,448
5.25%, 05/15/26(a)	110	109,500
MicroStrategy Inc., 6.13%, 06/15/28(a)(b)	150	148,301
Open Text Corp.
3.88%, 02/15/28(a)	260	242,944
3.88%, 12/01/29(a)	211	191,543
Open Text Holdings Inc.
4.13%, 02/15/30(a)(b)	255	232,843
4.13%, 12/01/31(a)(b)	177	157,753
Playtika Holding Corp., 4.25%, 03/15/29(a)	145	128,939
PTC Inc., 4.00%, 02/15/28(a)(b)	150	142,162
RingCentral Inc., 8.50%, 08/15/30(a)(b)	110	115,520
Twilio Inc.
3.63%, 03/15/29	152	137,844
3.88%, 03/15/31(b)	133	119,353
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.,
3.88%, 02/01/29(a)(b)	183	167,033
		3,781,373
Telecommunications — 6.3%
Ciena Corp., 4.00%, 01/31/30(a)	110	101,031
CommScope Inc.
4.75%, 09/01/29(a)	310	225,776
6.00%, 03/01/26(a)	375	352,657
7.13%, 07/01/28(a)	181	113,800
8.25%, 03/01/27(a)(b)	235	162,150
CommScope Technologies LLC, 5.00%, 03/15/27(a)	185	121,346
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%,
10/01/26(a)	560	550,680
Consolidated Communications Inc.
5.00%, 10/01/28(a)	105	90,893
6.50%, 10/01/28(a)	205	185,205
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)	413	397,433
5.88%, 10/15/27(a)	315	311,982
5.88%, 11/01/29	194	174,344
6.00%, 01/15/30(a)	285	256,660
6.75%, 05/01/29(a)	275	259,860
8.63%, 03/15/31(a)	215	225,246
8.75%, 05/15/30(a)	338	354,077
Intelsat Jackson Holdings SA, 6.50%, 03/15/30(a)(b)	839	800,559
Level 3 Financing Inc.
3.88%, 10/15/30(a)(b)	210	134,765
4.00%, 04/15/31(a)	145	93,254
4.50%, 04/01/30(a)	265	178,210
4.88%, 06/15/29(a)	225	158,629
10.50%, 04/15/29(a)	205	211,827
10.50%, 05/15/30(a)	213	219,360
10.75%, 12/15/30(a)	195	201,417
11.00%, 11/15/29(a)(b)	420	444,921
Lumen Technologies Inc., 4.50%, 01/15/29(a)	90	39,234
Optics Bidco SpA
Series 2033, 6.38%, 11/15/33(a)	215	212,384
Series 2036, 7.20%, 07/18/36(a)	178	182,882
Series 2038, 7.72%, 06/04/38(a)	235	247,517
Rogers Communications Inc., 5.25%, 03/15/82, (5-year CMT + 3.590%)(a)(b)(c)	184	177,917
Telecom Italia Capital SA
6.00%, 09/30/34(b)	43	40,541

Security	Par (000)	Value

Telecommunications (continued)
6.38%, 11/15/33(b)	$65	$63,351
7.20%, 07/18/36	87	86,753
U.S. Cellular Corp., 6.70%, 12/15/33(b)	158	169,178
Viasat Inc.
6.50%, 07/15/28(a)(b)	115	93,566
7.50%, 05/30/31(a)(b)	200	147,066
ViaSat Inc.
5.63%, 09/15/25(a)	20	19,793
5.63%, 04/15/27(a)	177	166,308
Viavi Solutions Inc., 3.75%, 10/01/29(a)(b)	118	102,397
Windstream Escrow LLC/Windstream Escrow Finance
Corp., 7.75%, 08/15/28(a)	375	362,041
Zayo Group Holdings Inc.
4.00%, 03/01/27(a)(b)	410	348,875
6.13%, 03/01/28(a)(b)	285	194,512
		8,980,397
Transportation — 0.2%
XPO Inc.
7.13%, 06/01/31(a)	100	103,161
7.13%, 02/01/32(a)	170	175,648
		278,809
Total Long-Term Investments — 96.8%
(Cost: $142,842,915)		137,976,747

	Shares

Short-Term Securities

Money Market Funds — 25.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(f)(g)(h)	33,699,263	33,712,743
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(f)(g)	2,820,000	2,820,000

Total Short-Term Securities — 25.6%
(Cost: $36,517,933)		36,532,743

Total Investments — 122.4%
(Cost: $179,360,848)		174,509,490

Liabilities in Excess of Other Assets — (22.4)%		(31,879,498)

Net Assets — 100.0%		$142,629,992

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.

(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
July 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$26,703,210	$7,010,486	(a)	$—	$(991)	$38	$33,712,743	33,699,263	$123,641	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,040,000	1,780,000	(a)	—	—	—	2,820,000	2,820,000	43,590		—
					$(991)	$38	$36,532,743		$167,231		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$137,976,747	$—	$137,976,747
Short-Term Securities
Money Market Funds	36,532,743	—	—	36,532,743
	$36,532,743	$137,976,747	$—	$174,509,490

Portfolio Abbreviation

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate